Merger With Vaporin, Inc. (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Consideration

The fair value was based on a preliminary valuation.

Purchase Consideration
Value of consideration paid:	$17,735,084

Tangible assets acquired and liabilities assumed at fair value
Cash	$136,468
Due from merchant credit card processor	201,141
Accounts receivable	81,256
Inventories	981,558
Property and Equipment	206,668
Other Assets	28,021
Notes payable, net of debt discount of $54,623	(512,377)
Notes payable – related party	(1,000,000)
Accounts Payable and accrued expenses	(775,753)
Derivative Liabilities	(49,638)
Excess liabilities over assets assumed	$(706,685)

Consideration:
Value of common stock issued	17,028,399
Excess liabilities over assets assumed	706,685
Total purchase price	$17,735,084

Identifiable intangible assets
Trade names and technology	1,500,000
Customer relationships	488,274
Assembled workforce	92,326
Total Identifiable Intangible Assets	2,080,600
Goodwill	15,654,484
Total allocation to identifiable intangible assets and goodwill	$17,735,084

Schedule of Pro Forma Consolidated Results of Operations

The following presents the unaudited pro-forma combined results of operations of the Company with Vaporin as if the acquisition occurred on January 1, 2014.

	For the three months Ended
	March 31,
	2015	2014

Revenues	$2,584,884	$4,975,337
Net Loss	$(5,378,927)	$(2,590,724)
Net Loss per share	$(0.17)	$(0.08)
Weighted Average number of shares outstanding	31,260,183	30,766,022

The following table presents the unaudited pro-forma financial results, as if the acquisition of Vaporin had been completed as of January 1, 2013 and 2014:

	For the Years Ended December 31,
	2014	2013
Revenues	$20,253,052	$28,259,309
Net (loss) income	$(19,595,702)	$415,316
Loss per share - basic and diluted	$(0.59)	$0.01